Stockholders' Equity (Details Narrative) (USD $)	12 Months Ended																				1 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012	Jun. 30, 2007	May 05, 2006	Mar. 24, 2006	May 31, 2006 Series C Preferred Stock [Member]		May 05, 2006 Series C Preferred Stock [Member]	Mar. 24, 2006 Series C Preferred Stock [Member]	Sep. 30, 2014 Preferred Series A [Member]	Dec. 31, 2013 Preferred Series A [Member]	Dec. 31, 2012 Preferred Series A [Member]	Jun. 30, 2007 Preferred Series A [Member]	May 05, 2006 Preferred Series A [Member]	Sep. 30, 2014 Preferred Series B [Member]	Dec. 31, 2013 Preferred Series B [Member]	Dec. 31, 2012 Preferred Series B [Member]	Jun. 30, 2007 Preferred Series B [Member]	May 05, 2006 Preferred Series B [Member]	May 31, 2006 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2013 Preferred Series B [Member]	Mar. 24, 2006 Preferred Series B [Member]	Dec. 31, 2013 Preferred Series A [Member]
Issuance of common stock, shares																					9,447,100	9,447,100
Issuance of preferred stock					92,582,802				42,028,338	13,859,324	0	0	0		14,440,920	0	20,237,459	20,237,459		11,113,544				11,113,544
Issuance of preferred stock issued additional							704,225	[1]		704,225
Common stock shares, authorized	400,000,000	400,000,000	150,000,000	150,000,000	127,000,000	10,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Excess of shraes authorized				245,673,568	219,582,802
Prferred stock shares authorized				95,673,568	92,582,802						0	40,118,013	40,118,013	40,118,013		0	55,555,555	55,555,555	55,555,555
Preferrd stock un issued shares					25,000,000
Class of stock par value				$ 0.001	$ 0.001
Percentage of divident rate preferred stock series	8.50%
Ownership stock price per share																							$ 0.45		$ 0.33
Non assessable preferred stock price per share																							$ 0.45		$ 0.33
Common Stock deliverable upon conversion																							$ 0.45		$ 0.33

[1]	These shares were subsequently converted into 40,118,013 shares of Series A Preferred Stock.